Note 10 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

10. Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of  January 1, 2023, and changes during the six-month period ended  June 30, 2023, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2023	84,243	20.15
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2023	84,243	20.15

As of  June 30, 2023, there was $772,483 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of 0.82 years. The share-based compensation recognized relating to the unvested shares was $431,502 and $680,294 for the six-month periods ended  June 30, 2022 and 2023, respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

The unvested shares will accrue dividends as declared which will be retained by the Company until the shares vest at which time they are payable to the grantee. As of June 30, 2023 the unvested restricted shares accrued dividends of $150,625, presented as “Accrued dividends” in the unaudited condensed consolidated balance sheet. As unvested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.